1-9466

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05000679

CERTAMX

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

RECD S.E.C.
JAN 1 3 2005
1086

January 12, 2005

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
JAN 13 2005
THOMSON FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange has received from Lehman Brothers Holdings Inc. a copy of the Company's application on Form 8-A for the registration of the following security:

Return Accelerated Portfolio Debt Securities "RAPIDS"
Based on a Basket of Healthcare Stocks
Due July 24, 2006

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas